Form N-1A Supplement - American Century Asset Allocation Portfolio	Dec. 01, 2025
ONE CHOICE 2050 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® 2030 Portfolio ■ One Choice® 2035 Portfolio
One Choice® 2040 Portfolio ■ One Choice® 2045 Portfolio
One Choice® 2050 Portfolio ■ One Choice® 2055 Portfolio
One Choice® 2060 Portfolio ■ One Choice® 2065 Portfolio
One Choice® 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation in all years up to five years prior to the target date. The equity allocation within the last five years prior to the target date and thereafter will not increase. The funds will follow the glide path shown below:

In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Equity Securities (Stock Funds)	45.0%	48.0%	54.5%	62.8%	71.5%
U.S. Equity	30.8%	32.5%	36.2%	41.0%	46.0%
International Equity	13.2%	14.4%	16.9%	20.1%	23.4%
Real Estate	1.0%	1.1%	1.4%	1.7%	2.1%
Fixed Income Securities (Bond Funds)	44.6%	43.4%	40.0%	34.3%	27.4%
Short-Term Investments (Short-Term Funds)	10.4%	8.6%	5.5%	3.0%	1.1%

Asset Class	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio	One Choice 2070 Portfolio
Equity Securities (Stock Funds)	79.5%	84.8%	88.5%	90.0%	90.0%
U.S. Equity	50.9%	54.3%	56.7%	57.6%	57.6%
International Equity	26.2%	27.9%	29.2%	29.7%	29.7%
Real Estate	2.4%	2.6%	2.6%	2.7%	2.7%
Fixed Income Securities (Bond Funds)	20.1%	14.9%	11.3%	9.8%	9.8%
Short-Term Investments (Short-Term Funds)	0.4%	0.3%	0.2%	0.2%	0.2%

ONE CHOICE 2040 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® 2030 Portfolio ■ One Choice® 2035 Portfolio
One Choice® 2040 Portfolio ■ One Choice® 2045 Portfolio
One Choice® 2050 Portfolio ■ One Choice® 2055 Portfolio
One Choice® 2060 Portfolio ■ One Choice® 2065 Portfolio
One Choice® 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation in all years up to five years prior to the target date. The equity allocation within the last five years prior to the target date and thereafter will not increase. The funds will follow the glide path shown below:

In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Equity Securities (Stock Funds)	45.0%	48.0%	54.5%	62.8%	71.5%
U.S. Equity	30.8%	32.5%	36.2%	41.0%	46.0%
International Equity	13.2%	14.4%	16.9%	20.1%	23.4%
Real Estate	1.0%	1.1%	1.4%	1.7%	2.1%
Fixed Income Securities (Bond Funds)	44.6%	43.4%	40.0%	34.3%	27.4%
Short-Term Investments (Short-Term Funds)	10.4%	8.6%	5.5%	3.0%	1.1%

Asset Class	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio	One Choice 2070 Portfolio
Equity Securities (Stock Funds)	79.5%	84.8%	88.5%	90.0%	90.0%
U.S. Equity	50.9%	54.3%	56.7%	57.6%	57.6%
International Equity	26.2%	27.9%	29.2%	29.7%	29.7%
Real Estate	2.4%	2.6%	2.6%	2.7%	2.7%
Fixed Income Securities (Bond Funds)	20.1%	14.9%	11.3%	9.8%	9.8%
Short-Term Investments (Short-Term Funds)	0.4%	0.3%	0.2%	0.2%	0.2%

ONE CHOICE 2055 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® 2030 Portfolio ■ One Choice® 2035 Portfolio
One Choice® 2040 Portfolio ■ One Choice® 2045 Portfolio
One Choice® 2050 Portfolio ■ One Choice® 2055 Portfolio
One Choice® 2060 Portfolio ■ One Choice® 2065 Portfolio
One Choice® 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation in all years up to five years prior to the target date. The equity allocation within the last five years prior to the target date and thereafter will not increase. The funds will follow the glide path shown below:

In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Equity Securities (Stock Funds)	45.0%	48.0%	54.5%	62.8%	71.5%
U.S. Equity	30.8%	32.5%	36.2%	41.0%	46.0%
International Equity	13.2%	14.4%	16.9%	20.1%	23.4%
Real Estate	1.0%	1.1%	1.4%	1.7%	2.1%
Fixed Income Securities (Bond Funds)	44.6%	43.4%	40.0%	34.3%	27.4%
Short-Term Investments (Short-Term Funds)	10.4%	8.6%	5.5%	3.0%	1.1%

Asset Class	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio	One Choice 2070 Portfolio
Equity Securities (Stock Funds)	79.5%	84.8%	88.5%	90.0%	90.0%
U.S. Equity	50.9%	54.3%	56.7%	57.6%	57.6%
International Equity	26.2%	27.9%	29.2%	29.7%	29.7%
Real Estate	2.4%	2.6%	2.6%	2.7%	2.7%
Fixed Income Securities (Bond Funds)	20.1%	14.9%	11.3%	9.8%	9.8%
Short-Term Investments (Short-Term Funds)	0.4%	0.3%	0.2%	0.2%	0.2%

ONE CHOICE 2060 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® 2030 Portfolio ■ One Choice® 2035 Portfolio
One Choice® 2040 Portfolio ■ One Choice® 2045 Portfolio
One Choice® 2050 Portfolio ■ One Choice® 2055 Portfolio
One Choice® 2060 Portfolio ■ One Choice® 2065 Portfolio
One Choice® 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation in all years up to five years prior to the target date. The equity allocation within the last five years prior to the target date and thereafter will not increase. The funds will follow the glide path shown below:

In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Equity Securities (Stock Funds)	45.0%	48.0%	54.5%	62.8%	71.5%
U.S. Equity	30.8%	32.5%	36.2%	41.0%	46.0%
International Equity	13.2%	14.4%	16.9%	20.1%	23.4%
Real Estate	1.0%	1.1%	1.4%	1.7%	2.1%
Fixed Income Securities (Bond Funds)	44.6%	43.4%	40.0%	34.3%	27.4%
Short-Term Investments (Short-Term Funds)	10.4%	8.6%	5.5%	3.0%	1.1%

Asset Class	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio	One Choice 2070 Portfolio
Equity Securities (Stock Funds)	79.5%	84.8%	88.5%	90.0%	90.0%
U.S. Equity	50.9%	54.3%	56.7%	57.6%	57.6%
International Equity	26.2%	27.9%	29.2%	29.7%	29.7%
Real Estate	2.4%	2.6%	2.6%	2.7%	2.7%
Fixed Income Securities (Bond Funds)	20.1%	14.9%	11.3%	9.8%	9.8%
Short-Term Investments (Short-Term Funds)	0.4%	0.3%	0.2%	0.2%	0.2%

ONE CHOICE 2065 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® 2030 Portfolio ■ One Choice® 2035 Portfolio
One Choice® 2040 Portfolio ■ One Choice® 2045 Portfolio
One Choice® 2050 Portfolio ■ One Choice® 2055 Portfolio
One Choice® 2060 Portfolio ■ One Choice® 2065 Portfolio
One Choice® 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation in all years up to five years prior to the target date. The equity allocation within the last five years prior to the target date and thereafter will not increase. The funds will follow the glide path shown below:

In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Equity Securities (Stock Funds)	45.0%	48.0%	54.5%	62.8%	71.5%
U.S. Equity	30.8%	32.5%	36.2%	41.0%	46.0%
International Equity	13.2%	14.4%	16.9%	20.1%	23.4%
Real Estate	1.0%	1.1%	1.4%	1.7%	2.1%
Fixed Income Securities (Bond Funds)	44.6%	43.4%	40.0%	34.3%	27.4%
Short-Term Investments (Short-Term Funds)	10.4%	8.6%	5.5%	3.0%	1.1%

Asset Class	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio	One Choice 2070 Portfolio
Equity Securities (Stock Funds)	79.5%	84.8%	88.5%	90.0%	90.0%
U.S. Equity	50.9%	54.3%	56.7%	57.6%	57.6%
International Equity	26.2%	27.9%	29.2%	29.7%	29.7%
Real Estate	2.4%	2.6%	2.6%	2.7%	2.7%
Fixed Income Securities (Bond Funds)	20.1%	14.9%	11.3%	9.8%	9.8%
Short-Term Investments (Short-Term Funds)	0.4%	0.3%	0.2%	0.2%	0.2%

ONE CHOICE 2035 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® 2030 Portfolio ■ One Choice® 2035 Portfolio
One Choice® 2040 Portfolio ■ One Choice® 2045 Portfolio
One Choice® 2050 Portfolio ■ One Choice® 2055 Portfolio
One Choice® 2060 Portfolio ■ One Choice® 2065 Portfolio
One Choice® 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation in all years up to five years prior to the target date. The equity allocation within the last five years prior to the target date and thereafter will not increase. The funds will follow the glide path shown below:

In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Equity Securities (Stock Funds)	45.0%	48.0%	54.5%	62.8%	71.5%
U.S. Equity	30.8%	32.5%	36.2%	41.0%	46.0%
International Equity	13.2%	14.4%	16.9%	20.1%	23.4%
Real Estate	1.0%	1.1%	1.4%	1.7%	2.1%
Fixed Income Securities (Bond Funds)	44.6%	43.4%	40.0%	34.3%	27.4%
Short-Term Investments (Short-Term Funds)	10.4%	8.6%	5.5%	3.0%	1.1%

Asset Class	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio	One Choice 2070 Portfolio
Equity Securities (Stock Funds)	79.5%	84.8%	88.5%	90.0%	90.0%
U.S. Equity	50.9%	54.3%	56.7%	57.6%	57.6%
International Equity	26.2%	27.9%	29.2%	29.7%	29.7%
Real Estate	2.4%	2.6%	2.6%	2.7%	2.7%
Fixed Income Securities (Bond Funds)	20.1%	14.9%	11.3%	9.8%	9.8%
Short-Term Investments (Short-Term Funds)	0.4%	0.3%	0.2%	0.2%	0.2%

ONE CHOICE 2070 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® 2030 Portfolio ■ One Choice® 2035 Portfolio
One Choice® 2040 Portfolio ■ One Choice® 2045 Portfolio
One Choice® 2050 Portfolio ■ One Choice® 2055 Portfolio
One Choice® 2060 Portfolio ■ One Choice® 2065 Portfolio
One Choice® 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation in all years up to five years prior to the target date. The equity allocation within the last five years prior to the target date and thereafter will not increase. The funds will follow the glide path shown below:

In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Equity Securities (Stock Funds)	45.0%	48.0%	54.5%	62.8%	71.5%
U.S. Equity	30.8%	32.5%	36.2%	41.0%	46.0%
International Equity	13.2%	14.4%	16.9%	20.1%	23.4%
Real Estate	1.0%	1.1%	1.4%	1.7%	2.1%
Fixed Income Securities (Bond Funds)	44.6%	43.4%	40.0%	34.3%	27.4%
Short-Term Investments (Short-Term Funds)	10.4%	8.6%	5.5%	3.0%	1.1%

Asset Class	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio	One Choice 2070 Portfolio
Equity Securities (Stock Funds)	79.5%	84.8%	88.5%	90.0%	90.0%
U.S. Equity	50.9%	54.3%	56.7%	57.6%	57.6%
International Equity	26.2%	27.9%	29.2%	29.7%	29.7%
Real Estate	2.4%	2.6%	2.6%	2.7%	2.7%
Fixed Income Securities (Bond Funds)	20.1%	14.9%	11.3%	9.8%	9.8%
Short-Term Investments (Short-Term Funds)	0.4%	0.3%	0.2%	0.2%	0.2%

ONE CHOICE 2030 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® 2030 Portfolio ■ One Choice® 2035 Portfolio
One Choice® 2040 Portfolio ■ One Choice® 2045 Portfolio
One Choice® 2050 Portfolio ■ One Choice® 2055 Portfolio
One Choice® 2060 Portfolio ■ One Choice® 2065 Portfolio
One Choice® 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation in all years up to five years prior to the target date. The equity allocation within the last five years prior to the target date and thereafter will not increase. The funds will follow the glide path shown below:

In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Equity Securities (Stock Funds)	45.0%	48.0%	54.5%	62.8%	71.5%
U.S. Equity	30.8%	32.5%	36.2%	41.0%	46.0%
International Equity	13.2%	14.4%	16.9%	20.1%	23.4%
Real Estate	1.0%	1.1%	1.4%	1.7%	2.1%
Fixed Income Securities (Bond Funds)	44.6%	43.4%	40.0%	34.3%	27.4%
Short-Term Investments (Short-Term Funds)	10.4%	8.6%	5.5%	3.0%	1.1%

Asset Class	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio	One Choice 2070 Portfolio
Equity Securities (Stock Funds)	79.5%	84.8%	88.5%	90.0%	90.0%
U.S. Equity	50.9%	54.3%	56.7%	57.6%	57.6%
International Equity	26.2%	27.9%	29.2%	29.7%	29.7%
Real Estate	2.4%	2.6%	2.6%	2.7%	2.7%
Fixed Income Securities (Bond Funds)	20.1%	14.9%	11.3%	9.8%	9.8%
Short-Term Investments (Short-Term Funds)	0.4%	0.3%	0.2%	0.2%	0.2%

ONE CHOICE 2045 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® 2030 Portfolio ■ One Choice® 2035 Portfolio
One Choice® 2040 Portfolio ■ One Choice® 2045 Portfolio
One Choice® 2050 Portfolio ■ One Choice® 2055 Portfolio
One Choice® 2060 Portfolio ■ One Choice® 2065 Portfolio
One Choice® 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation in all years up to five years prior to the target date. The equity allocation within the last five years prior to the target date and thereafter will not increase. The funds will follow the glide path shown below:

In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Equity Securities (Stock Funds)	45.0%	48.0%	54.5%	62.8%	71.5%
U.S. Equity	30.8%	32.5%	36.2%	41.0%	46.0%
International Equity	13.2%	14.4%	16.9%	20.1%	23.4%
Real Estate	1.0%	1.1%	1.4%	1.7%	2.1%
Fixed Income Securities (Bond Funds)	44.6%	43.4%	40.0%	34.3%	27.4%
Short-Term Investments (Short-Term Funds)	10.4%	8.6%	5.5%	3.0%	1.1%

Asset Class	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio	One Choice 2070 Portfolio
Equity Securities (Stock Funds)	79.5%	84.8%	88.5%	90.0%	90.0%
U.S. Equity	50.9%	54.3%	56.7%	57.6%	57.6%
International Equity	26.2%	27.9%	29.2%	29.7%	29.7%
Real Estate	2.4%	2.6%	2.6%	2.7%	2.7%
Fixed Income Securities (Bond Funds)	20.1%	14.9%	11.3%	9.8%	9.8%
Short-Term Investments (Short-Term Funds)	0.4%	0.3%	0.2%	0.2%	0.2%